Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 14, 2011 Series A Preferred Stock [Member]
Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) (Details) [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance (in Shares)			16,037,000	16,039,000
Preferred Stock, Value, Issued						$ 8,300,000
Convertible Preferred Stock, Shares Issued upon Conversion (in Shares)						20,825,000
Restricted Stock, Shares Issued Net of Shares for Tax Withholdings (in Shares)					50,000
Share-based Compensation		4,000	3,000	24,000
Defined Benefit Plan, Accumulated Other Comprehensive Income Minimum Pension Liability, after Tax			4,877,000	4,368,000
Accumulated Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Net of Tax			$ 998,000	$ 901,000